UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  March 14, 2008 to April 11, 2008

  Commission File Number of issuing entity: 333-143623-06

  Morgan Stanley Capital I Trust 2008-TOP29
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-143623

  Morgan Stanley Capital I Inc.
  (Exact name of depositor as specified in its charter)

  Bear Stearns Commercial Mortgage, Inc.
  Morgan Stanley Mortgage Capital Holdings LLC
  Principal Commercial Funding II, LLC
  (Exact name of sponsor as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)


  54-2201318
  54-2201319
  54-2201320
  54-6772759
  54-6772760
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                   21045
  (Address of principal executive offices of the issuing entity) (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                               Registered/reporting pursuant to (check one)

  Title of                  Section    Section     Section    Name of Exchange
  Class                      12(b)      12(g)       15(d)     (If Section 12(b))

  A-1                        ______     ______     ___X___     ___________
  A-2                        ______     ______     ___X___     ___________
  A-3                        ______     ______     ___X___     ___________
  A-AB                       ______     ______     ___X___     ___________
  A-4                        ______     ______     ___X___     ___________
  A-4FL                      ______     ______     ___X___     ___________
  A-M                        ______     ______     ___X___     ___________
  A-J1                       ______     ______     ___X___     ___________
  B                          ______     ______     ___X___     ___________
  C                          ______     ______     ___X___     ___________
  D                          ______     ______     ___X___     ___________
  E                          ______     ______     ___X___     ___________
  F                          ______     ______     ___X___     ___________
  G                          ______     ______     ___X___     ___________
  H                          ______     ______     ___X___     ___________
  J                          ______     ______     ___X___     ___________
  K                          ______     ______     ___X___     ___________
  L                          ______     ______     ___X___     ___________
  M                          ______     ______     ___X___     ___________
  N                          ______     ______     ___X___     ___________
  O                          ______     ______     ___X___     ___________
  P                          ______     ______     ___X___     ___________
  R-I                        ______     ______     ___X___     ___________
  R-II                       ______     ______     ___X___     ___________
  R-III                      ______     ______     ___X___     ___________
  X                          ______     ______     ___X___     ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information

  On April 11, 2008 a distribution was made to holders of Morgan Stanley Capital I Trust 2008-TOP29.


  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  Part II - OTHER INFORMATION

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:


        (99.1) Monthly report distributed to holders of Morgan Stanley Capital I
               Trust 2008-TOP29, relating to the April 11, 2008 distribution.


     (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



  Morgan Stanley Capital I Inc.
  (Depositor)


  /s/ Warren Friend
  Warren Friend, Vice President

  Date: April 16, 2008

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of Morgan Stanley Capital I Trust 2008-TOP29, relating to the April 11, 2008 distribution.